Inventories - Schedule of Inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventory [Abstract]
Finished products and goods for resale		€ 3,748	€ 2,789
HBE certificates		5,483	2,136
Total	€ 17,245	€ 9,231	€ 4,925